Related Party Balances and Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Exploration and evaluation expenditures	$ 3,658	$ 4,222
Fees, salaries and other employee benefits	4,319	3,708
Insurance	448	309
Legal and professional fees	562	257
Marketing and investor relations	1,322	1,337
Office and administration	667	383
Universal Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Fees, salaries and other employee benefits	284	346
Insurance	0	3
Legal and professional fees	12	2
Marketing and investor relations	141	85
Office and administration	460	327
Project investigation costs	170	44
Total transactions for the period	1,682	1,483
Universal Mineral Services Ltd. | Québec
Disclosure of transactions between related parties [line items]
Exploration and evaluation expenditures	157	0
Universal Mineral Services Ltd. | Nunavut
Disclosure of transactions between related parties [line items]
Exploration and evaluation expenditures	200	301
Universal Mineral Services Ltd. | British Columbia
Disclosure of transactions between related parties [line items]
Exploration and evaluation expenditures	106	154
Universal Mineral Services Ltd. | Peru
Disclosure of transactions between related parties [line items]
Exploration and evaluation expenditures	$ 152	$ 221